SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.          SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, the Company adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Company, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Company on October 16, 2008. On May 28, 2009, the Company adopted a new stock option plan (the “2008 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Company,  subject to different vesting requirements. On May 20, 2010, the Company adopted a new stock option plan (the “2010 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Company,  subject to different vesting requirements. On June 20, 2011, the Company adopted a new stock option plan (the “2011 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Company,  subject to different vesting requirements.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The officers of the Company have been authorized and directed by the Plan Administrator to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

The 2007 and 2008 Option Plans each contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of nine to fourteen years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date.

On February 26, 2011 and August 9, 2011, the Company’s Board of Directors authorized the accelerated vesting of 800,000 share options that were issued under the 2008 Plan to two employees upon their resignation from the Company.  Net incremental stock based compensation of RMB1,776,000 (US$ 282,000) was recognized upon the date of modification..

During the years ended December 31, 2009, 2010 and 2011, the Company granted 5,008,060, 3,662,350 and 25,954,666 options, respectively, to a combination of employees, consultants and directors of the Company at exercise prices ranging from RMB1.64 to RMB2.58 (US$0.26 to US$0.41). As of December 31, 2011, options to purchase 43,313,702 of ordinary shares were outstanding and options to purchase 5,054,074 ordinary shares were available for future grant under the Option Plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with assistance from GCA (before 2010) and Avista (from 2010 onwards). The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

(a)         Options Granted to Employees

The following table summarized the Company’s employee share option activity under the Option Plans:

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2010	17,000,910	0.15	7.88	2,564

Granted	3,662,350	0.26
Exercised	—	—
Forfeited	—	—

Outstanding, December 31, 2010	20,663,260	0.17	7.30	23,297

Vested and expected to vest at December 31, 2010	20,313,260	0.17	7.30	22,933

Exercisable at December 31, 2010	11,980,150	0.13	7.00	11,980

Granted	24,854,666	0.41
Exercised	(5,232,224)	0.12
Forfeited	—	—

Outstanding, December 31, 2011	40,285,702	0.33	8.58	1,035

Vested and expected to vest at December 31, 2011	40,285,702	0.33	8.58	1,035

Exercisable at December 31, 2011	13,229,533	0.21	6.86	1,033

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2011, the Company has options outstanding to purchase an aggregate of 5,434,880 shares with an exercise price below the estimated fair value of the Company’s shares as at December 31, 2011, resulting in an aggregate intrinsic value of RMB1,035,000 (US$164,000) as at December 31, 2011.

Prior to the Company’s IPO, the Company has accounted for its options granted to employees as liability awards as the options are indexed to a foreign currency in addition to the Company’s share price as the exercise price is denominated in US$ while the functional currency of the Company is RMB. The share-based compensation liability is initially recognized at estimated fair-value on the date of grant and is subsequently remeasured at the end of each reporting period with an adjustment for the estimated fair-value recorded to the current period expense in order to properly reflect the cumulative expense based on the current estimated fair value of the vested options over the vesting period. The Company has recognized share-based compensation expenses using the accelerated method for liability classified share options granted with service conditions that have a graded vesting schedule.

Subsequent to the Company’s IPO, the Company accounts for its options granted to employees as equity awards, as the Company’s shares are now publicly traded in U.S. and therefore the options are no longer considered dual-indexed. The fair value of the options granted to employees was remeasured on the date of the Company’s IPO, with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested options to be recognized over the remaining requisite service period as compensation expenses using the accelerated method. RMB63,170,000 and RMB24,257,000 (US$3,854,000) were recorded as share-based compensation expenses in captions consistent with the payroll cost classification of the grantees, during the years ended December 31, 2010 and 2011, respectively. As of December 31, 2011, there was RMB29,946,000 (US$4,758,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the accelerated method over the remaining vesting periods of different tranches, ranging from 0.25 years to 4.25 years.

The Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the following assumptions:

	October 16, 2008	June 18, 2009	July 8, 2010	June 20, 2011

Suboptimal exercise factor	2	2	2	2.2
Risk-free interest rates	4.74%	4.17%	3%	2.21%
Expected volatility	78%	81.1%	70.4%	71.2%
Expected dividend yield	0%	0%	0%	0%
Weighted average fair value of share option	0.117	0.140	0.302	0.236

The Company calculated the estimated fair value of the options at December 31, 2009 and the date of the Company’s IPO on October 1, 2010 using the binomial option pricing model with the following assumptions:

	December 31, 2009	October 1, 2010

Suboptimal exercise factor	2	2
Risk-free interest rates	3.57%	2.61%
Expected volatility	67.8%	65.6%
Expected dividend yield	0%	0%

(b)         Share options issued to non-employees

The Company granted 1,928,000 options to non-employees on October 16, 2008, which were immediately vested upon grant, with the exercise price of each option at US$0.01. The Company granted 1,100,000 options to non-employees on June 20, 2011, which were immediately vested upon grant, with the exercise price of each option at US$0.41. The weighted average exercise price of each option was US$0.16. As of December 31, 2011, there were 3,028,000 options outstanding and exercisable.

The Company records share-based compensation expenses on the grant date equal to the estimated fair-value of the share options at the measurement date. The estimated fair-value of the options granted to non-employees in 2011 at grant date was determined to be RMB1,615,000 (US$257,000) which was recorded in sales and marketing expenses and general and administrative expenses.

The Company calculated the estimated fair value of the options on the grant date using the binomial option pricing model with the following assumptions:

	October 16, 2008	June 20, 2011

Risk-free interest rates	2	2.2

Expected volatility	78%	71%
Expected dividend yield	0%	0%
Fair value of share option	US$0.16	US$0.19

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the fair value of the Company’s ordinary shares. As of December 31, 2011, the Company has options outstanding to purchase an aggregate of 1,910,000 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB2,893,000 (US$460,000).

(c)   Founders’ Options

On April 20, 2007, in connection to the Series B Preferred Shares financing (Note 17), the holders of Series B Preferred Shares, on a pro rata basis, granted the Founders options to acquire up to an aggregate of 3,400,000 ordinary shares (‘‘Founders’ Options’’) from holders of Series B Preferred shares which had a vesting commencement date that was contingent on the Company meeting a performance condition of 2007 revenues (‘‘Revenue Milestone’’). The exercise price of each option is US$0.0001. No options will be vested if the 2007 revenues is less than the Revenue Milestone. 25% of the Founders’ Options will vest 12, 24, 36, and 48 months from the date of the above performance condition has been met, subject to the Founders’ continuous service to the Company.

Upon the exercise of the Founders’ Options, the holders of Series B Preferred Shares shall convert such number of Series B Preferred Shares into such number of ordinary shares and transfer such ordinary shares to the Founders in exchange for the exercise price.

On July 7, 2009, a supplementary agreement was entered into between the holders of the Series B Preferred Shares and the Founders to confirm that the Revenue Milestone was achieved and that the vesting commencement date was April 1, 2008. In addition, it was also agreed between the holders of Series B Preferred Shares and the Founders that the Founders’ Options was reduced from 3,400,000 to 2,400,000 (Note 17).

On March 31, 2011, the Company and holders of the original Series B Preferred shares agreed that the Founders’ options should become fully vested on March 31, 2012, thereby accelerating the original March 31, 2011 vesting by 12 months. No incremental compensation expenses were recognized as a result.

The Founders’ Options have been awarded by the holders of the original Series B Preferred Shares for the Founders’ continuing services to the Company. Accordingly, such Founders’ Options are recorded as share-based compensation expenses in the Company with an offsetting credit to Additional Paid-in Capital, reflecting a pushdown of such expenses as incurred by the original holders of Series B Preferred Shares. As the Founders’ Options are indexed to a foreign currency in addition to the Company’s share price, the Founders’ Options is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. During the year ended December 31, 2007, the Company has assessed that it is probable that the Revenue Milestone would be met, accordingly the Company commenced recognition of the related compensation expenses using the accelerated method. Subsequent to the Company’s IPO, the Company’s shares are now publicly traded in U.S. upon the IPO and therefore the Founders’ options are no longer considered dual-indexed. The fair value of the Founders’ options was remeasured on the date of the Company’s IPO with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested Founders’ options to be recognized over the remaining requisite service period as compensation expenses using the accelerated method. RMB1,958,000 (net of the reversal of the 1,000,000 Founders’ options cancelled), RMB 8,992,000 and RMB1,084,000 (US$172,000) were recorded as compensation expense, with a corresponding credit to Additional Paid-in Capital during the years ended December 31, 2009, 2010 and 2011, respectively.

The Company calculated the estimated fair value of the options on the grant date and cancellation date (for the above-mentioned 1,000,000 Founders’ Options) using the binomial option pricing model with the following assumptions:

	April 20, 2007	July 7, 2009

Suboptimal exercise factor	2	2
Risk-free interest rates	4.78%	3.77%
Expected volatility	76.7%	80.8%
Expected dividend yield	0%	0%

The Company calculated the estimated fair value of the options at December 31, 2009 and the date of the Company’s IPO on October 1, 2010 using the binomial option pricing model with the following assumptions:

	December 31, 2009	October 1, 2010

Suboptimal exercise factor	2	2
Risk-free interest rates	3.81%	2.52%
Expected volatility	72.9%	62.2%
Expected dividend yield	0%	0%

A total compensation expense relating to options granted to employees, non-employees and Founders’ options recognized for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	2,489	11,353	4,047	643
Sales and marketing expenses	5,352	27,122	9,669	1,536
General and administration expenses	4,185	21,703	8,968	1,425
Research and development expenses	2,365	11,984	4,272	679
	14,391	72,162	26,956	4,283